Consolidated statement of changes in equity (Parenthetical) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Statement of changes in equity [abstract]
Increase (decrease) through net exchange differences, goodwill	kr 2,646		kr 3,359	kr 966
Realized gain or losses net	kr 46	[1]	kr 124	kr 54
Dividends paid per share	kr 2.00		kr 1.50	kr 1.00

[1]	Changes in cumulative translation adjustments include changes regarding revaluation of goodwill in local currency of SEK 2,646 million (SEK -3,359 million in 2020 and SEK 966 million in 2019), and realized gain/losses net from divested/liquidated companies, SEK 46 million (SEK 124 million in 2020 and SEK 54 million in 2019).